UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2001
                                                     -------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polar Capital LLP
         ----------------------------
Address: 4 Matthew Parker Street
         ----------------------------
           London  SW1H 9NP
         ----------------------------
           England
         ----------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    Boura Tomlinson
         ----------------------------
Title:   Head of Legal and Compliance
         ----------------------------
Phone:   +44 (0) 20 7227 2758
         ----------------------------

Signature, Place, and Date of Signing:


/s/ Boura Tomlinson
-------------------
[Signature]

London, England
---------------
[City, State]

May 5, 2009
-------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         0

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Form 13F Information Table Entry Total:


         45

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Form 13F Information Table Value Total:



$306,302 (thousands)

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------
Electronic Data
  Systems              COM          285661104          6438     103000       shs            SOLE                   103000
First Data             COM          319963104          3539      55000       shs            SOLE                    55000
Allegiance Telecom     COM          01747T102          5471     365000       shs            SOLE                   365000
Biogen NV              COM          090597105          4349      80000       shs            SOLE                    80000
Ciena                  COM          171779101          3800     100000       shs            SOLE                   100000
Double Click           COM          258609304          2373     170000       shs            SOLE                   170000
Gateway                COM          367626108          8225     500000       shs            SOLE                   500000
Mcdata                 COM          580031201           145       8281       shs            SOLE                     8281
McLeodUSA              COM          582266706          1836     400000       shs            SOLE                   400000
Mercury Interactive    COM          589405109          5391      90000       shs            SOLE                    90000
Netiq                  COM          64115P102          7823     250000       shs            SOLE                   250000
Prof Staff             COM          74315R105           538     123782       shs            SOLE                   123782
Scientific-Atlanta     COM          808655104          2842      70000       shs            SOLE                    70000
Siebel Sys             COM          826170102          5863     125000       shs            SOLE                   125000
Veritas Software       COM          923436109          6113      91876       shs            SOLE                    91876
Amazon.Com             COM          023135106          4953     350000       shs            SOLE                   350000
Amgen                  COM          031162100          6068     100000       shs            SOLE                   100000
Applied Mats           COM          038222105         10327     210316       shs            SOLE                   210316
Bristol Myers Squibb   COM          110122108          8107     155000       shs            SOLE                   155000
Cisco Systems          COM          17275R102          7098     390000       shs            SOLE                   390000
Computer Assoc
  International        COM          12673P105          5940     165000       shs            SOLE                   165000
Dell Inc               COM          24702R101         13598     520000       shs            SOLE                   520000
Electronic Arts        COM          285512109          8396     145000       shs            SOLE                   145000
EMC Mass               COM          268648102          7093     242500       shs            SOLE                   242500
Intel                  COM          458140100          4722     161448       shs            SOLE                   161448
International
  Business Machines    COM          459200101         13053     115000       shs            SOLE                   115000
Jabil Circuit          COM          466313103         10570     342500       shs            SOLE                   342500
Johnson & Johnson      COM          478160104          6894     138000       shs            SOLE                   138000
Juniper Networks       COM          48203R104          2325      74750       shs            SOLE                    74750
KLA Tencor             COM          482480100         10232     175000       shs            SOLE                   175000
Liberate Techs         COM          530129105          6570     600000       shs            SOLE                   600000
Medtronic              COM          585055106         10122     220000       shs            SOLE                   220000
Merck                  COM          589331107          8628     135000       shs            SOLE                   135000
Micron Tech            COM          595112103         12536     305000       shs            SOLE                   305000
Microsoft              COM          594918104         16060     220000       shs            SOLE                   220000
Oracle                 COM          68389X105          9405     495000       shs            SOLE                   495000
Pfizer                 COM          717081103          6889     172000       shs            SOLE                   172000
Silicon Precn Inds     COM          827084864            97      34440       shs            SOLE                    34440
Sun Microsystems       COM          866810203          6602     420000       shs            SOLE                   420000
Teradyne               COM          880770102          7700     220000       shs            SOLE                   220000
Texas Insts            COM          882508104          9889     310000       shs            SOLE                   310000
Time Warner Inc        COM          00184A105         13282     250600       shs            SOLE                   250600
Verisign               COM          92343E102          5251      87500       shs            SOLE                    87500
Vitesse Semicon        COM          928497106          3998     190000       shs            SOLE                   190000
Xilinx                 COM          983919101          5155     125000       shs            SOLE                   125000
